Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three and Nine Months Ended September 30, 2018 and 2019 - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenue			$ 0
Operating expenses
Research and development	(7,230)	(14,123)	(18,762)	(39,191)
Selling, general and administrative	(2,474)	(1,528)	(6,260)	(3,644)
Loss from operations	(9,704)	(15,651)	(25,022)	(42,835)
Foreign exchange loss, net	(131)	(321)	(127)	(449)
Interest expense	(46)		(186)
Interest income	57	77	64	205
Other income				316
Loss before income tax	(9,824)	(15,895)	(25,271)	(42,763)
Income tax benefit	0	0	0	0
Net loss	(9,824)	(15,895)	(25,271)	(42,763)
Less: Net loss attributable to noncontrolling interests	(457)	(965)	(1,259)	(2,011)
Net loss attributable to BeyondSpring Inc.	$ (9,367)	$ (14,930)	$ (24,012)	$ (40,752)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.37)	$ (0.65)	$ (1.01)	$ (1.81)
Weighted-average shares outstanding
Basic and diluted (in shares)	25,309,776	22,951,635	23,819,453	22,547,990
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment gain	$ 113	$ 167	$ 144	$ 271
Comprehensive loss	(9,711)	(15,728)	(25,127)	(42,492)
Less: Comprehensive loss attributable to noncontrolling interests	(494)	(953)	(1,298)	(1,977)
Comprehensive loss attributable to BeyondSpring Inc.	$ (9,217)	$ (14,775)	$ (23,829)	$ (40,515)